Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Troubled Debt Restructurings of Financing Receivables (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	¥ 4,520	¥ 12,192
Post-modification outstanding recorded investment	4,109	11,387
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	1,938	3,979
Post-modification outstanding recorded investment	1,527	3,175
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	5	5
Post-modification outstanding recorded investment	3	3
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	332	713
Post-modification outstanding recorded investment	284	619
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	1,601	3,261
Post-modification outstanding recorded investment	1,240	2,553
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	2,582	8,213
Post-modification outstanding recorded investment	2,582	8,212
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	2,582	8,213
Post-modification outstanding recorded investment	¥ 2,582	¥ 8,212